INTANGIBLE ASSETS - Changes in Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 115,049
Ending balance	124,274	$ 115,049
Distribution rights
Changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance		0
Customer contracts
Changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance		0
License agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	0	0
Customer lists
Changes in intangible assets other than goodwill [abstract]
Beginning balance	89,375
Ending balance	97,273	89,375
Software
Changes in intangible assets other than goodwill [abstract]
Beginning balance	6,112
Ending balance	6,123	6,112
Patents/ Trademarks/Trade names
Changes in intangible assets other than goodwill [abstract]
Beginning balance	14,671
Ending balance	16,163	14,671
Patents/ Trademarks/Trade names | Patents/Trademarks/Trade Names with Indefinite Useful Life
Changes in intangible assets other than goodwill [abstract]
Beginning balance	14,400
Ending balance	16,100	14,400
Non-compete agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	4,891
Ending balance	4,715	4,891
Software Licenses
Changes in intangible assets other than goodwill [abstract]
Additions – separately acquired	400	400
Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Beginning balance	137,392	140,159
Additions – separately acquired	1,881	2,588
Additions through business acquisitions	21,519
Disposals	421	5,878
Foreign exchange and other	(252)	523
Ending balance	160,119	137,392
Gross carrying amount | Distribution rights
Changes in intangible assets other than goodwill [abstract]
Beginning balance	0	2,655
Additions – separately acquired		0
Disposals		2,728
Foreign exchange and other		73
Ending balance		0
Gross carrying amount | Customer contracts
Changes in intangible assets other than goodwill [abstract]
Beginning balance	0	1,021
Additions – separately acquired		0
Disposals		1,049
Foreign exchange and other		28
Ending balance		0
Gross carrying amount | License agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	190	302
Additions – separately acquired	0	0
Additions through business acquisitions	0
Disposals	0	112
Foreign exchange and other	0	0
Ending balance	190	190
Gross carrying amount | Customer lists
Changes in intangible assets other than goodwill [abstract]
Beginning balance	105,497	106,249
Additions – separately acquired	0	0
Additions through business acquisitions	18,462
Disposals	0	811
Foreign exchange and other	(207)	59
Ending balance	123,752	105,497
Gross carrying amount | Software
Changes in intangible assets other than goodwill [abstract]
Beginning balance	8,618	6,527
Additions – separately acquired	1,881	2,588
Additions through business acquisitions	0
Disposals	421	477
Foreign exchange and other	0	(20)
Ending balance	10,078	8,618
Gross carrying amount | Patents/ Trademarks/Trade names
Changes in intangible assets other than goodwill [abstract]
Beginning balance	15,053	15,038
Additions – separately acquired	0	0
Additions through business acquisitions	1,616
Disposals	0	503
Foreign exchange and other	135	518
Ending balance	16,804	15,053
Gross carrying amount | Non-compete agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	8,034	8,367
Additions – separately acquired	0	0
Additions through business acquisitions	1,441
Disposals	0	198
Foreign exchange and other	(180)	(135)
Ending balance	9,295	8,034
Accumulated depreciation and impairments
Changes in intangible assets other than goodwill [abstract]
Beginning balance	(22,343)	(17,770)
Disposals	(371)	(5,878)
Foreign exchange and other	(101)	(6)
Amortization	13,603	10,385
Impairments	371	72
Ending balance	(35,845)	(22,343)
Accumulated depreciation and impairments | Distribution rights
Changes in intangible assets other than goodwill [abstract]
Beginning balance	0	(2,655)
Disposals		(2,728)
Foreign exchange and other		73
Amortization		0
Impairments		0
Ending balance		0
Accumulated depreciation and impairments | Customer contracts
Changes in intangible assets other than goodwill [abstract]
Beginning balance	0	(1,021)
Disposals		(1,049)
Foreign exchange and other		28
Amortization		0
Impairments		0
Ending balance		0
Accumulated depreciation and impairments | License agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	(190)	(224)
Disposals	0	(112)
Foreign exchange and other	0	(1)
Amortization	0	7
Impairments	0	72
Ending balance	(190)	(190)
Accumulated depreciation and impairments | Customer lists
Changes in intangible assets other than goodwill [abstract]
Beginning balance	(16,122)	(9,310)
Disposals	0	(811)
Foreign exchange and other	(49)	(54)
Amortization	10,406	7,677
Impairments	0	0
Ending balance	(26,479)	(16,122)
Accumulated depreciation and impairments | Software
Changes in intangible assets other than goodwill [abstract]
Beginning balance	(2,506)	(1,875)
Disposals	(371)	(477)
Foreign exchange and other	0	(25)
Amortization	1,449	1,133
Impairments	371	0
Ending balance	(3,955)	(2,506)
Accumulated depreciation and impairments | Patents/ Trademarks/Trade names
Changes in intangible assets other than goodwill [abstract]
Beginning balance	(382)	(608)
Disposals	0	(503)
Foreign exchange and other	2	19
Amortization	257	258
Impairments	0	0
Ending balance	(641)	(382)
Accumulated depreciation and impairments | Non-compete agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	(3,143)	(2,077)
Disposals	0	(198)
Foreign exchange and other	(54)	(46)
Amortization	1,491	1,310
Impairments	0	0
Ending balance	$ (4,580)	$ (3,143)